LONG-TERM DEBT - Components (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) instrument	Mar. 31, 2016 USD ($) instrument	Dec. 31, 2014 USD ($)
Unsecured debt
Number of unsecured debt instruments | instrument	2	2
Unsecured notes	$ 55,900	$ 54,200
Long-term debt, components
Total debt	3,371,679	3,375,431	$ 3,242,470
Less debt issuance costs	(21,201)	(20,731)	(22,254)
Less debt discounts	(8,739)	(8,698)	(8,894)
Plus debt premiums	23,218	22,513	26,726
Total debt adjusted for discounts, premiums and debt issuance costs	3,364,957	3,368,515	3,238,048
Less current maturities	(91,419)	(92,891)	(92,802)
Long-term debt	3,273,538	3,275,624	3,145,246
3.66% to 8.08% CFC, due through 2028
Long-term debt, components
Total debt	$ 86,979		92,977
Interest rate terms
Stated interest rate, minimum (as a percent)	3.66%
Stated interest rate, maximum (as a percent)	8.08%
Average interest rate (as a percent)	5.96%
2.63% to 6.17% CoBank, ACB, due through 2042
Long-term debt, components
Total debt	$ 278,086		287,798
Interest rate terms
Stated interest rate, minimum (as a percent)	2.63%
Stated interest rate, maximum (as a percent)	6.17%
Average interest rate (as a percent)	4.35%
First Mortgage Bonds, Series 2014E-1, 3.70% due 2024
Long-term debt, components
Total debt	$ 250,000		250,000
Interest rate terms
Stated interest rate (as a percent)	3.70%
First Mortgage Bonds, Series 2014E-2, 4.70% due 2044
Long-term debt, components
Total debt	$ 250,000		250,000
Interest rate terms
Stated interest rate (as a percent)	4.70%
First Mortgage Bonds, Series 2010A, 6.00% due 2040
Long-term debt, components
Total debt	$ 500,000		500,000
Interest rate terms
Stated interest rate (as a percent)	6.00%
First Mortgage Obligation, Series 2014B, Tranche 1, 3.90%, due through 2033
Long-term debt, components
Total debt	$ 180,000		180,000
Interest rate terms
Stated interest rate (as a percent)	3.90%
First Mortgage Obligation Series 2014B, Tranche 2, 4.30%, due through 2039
Long-term debt, components
Total debt	$ 20,000		20,000
Interest rate terms
Stated interest rate (as a percent)	4.30%
First Mortgage Obligation Series 2014B, Tranche 3, 4.45%, due through 2045
Long-term debt, components
Total debt	$ 550,000		550,000
Interest rate terms
Stated interest rate (as a percent)	4.45%
First Mortgage Obligation, Series 2009C, Tranche 1, 6.00%, due through 2019
Long-term debt, components
Total debt	$ 108,571		135,714
Interest rate terms
Stated interest rate (as a percent)	6.00%
First Mortgage Obligation, Series 2009C, Tranche 2, 6.31%, due through 2021
Long-term debt, components
Total debt	$ 110,000		110,000
Interest rate terms
Stated interest rate (as a percent)	6.31%
Variable rate CFC, as determined by CFC, 2.90% average for 2015, due through 2026
Long-term debt, components
Total debt	$ 644		687
Interest rate terms
Average interest rate (as a percent)	2.90%
Variable rate CFC, LIBOR-based term loan, 1.48% average for 2015, due through 2049
Long-term debt, components
Total debt	$ 102,220		102,220
Variable rate CFC, LIBOR-based term loan, 1.48% average for 2015, due through 2049 | LIBOR
Interest rate terms
Average interest rate (as a percent)	1.48%
Variable rate CoBank, ACB, LIBOR-based term loan, 1.74% average for 2015, due through 2044
Long-term debt, components
Total debt	$ 102,220		102,220
Variable rate CoBank, ACB, LIBOR-based term loan, 1.74% average for 2015, due through 2044 | LIBOR
Interest rate terms
Average interest rate (as a percent)	1.74%
Revolving Credit Agreement
Long-term debt, components
Total debt	$ 271,000	316,000	50,000
Revolving Credit Agreement | LIBOR
Interest rate terms
Average interest rate (as a percent)	1.25%
Pollution control revenue bonds, City of Gallup, NM, 5.00%, Series 2005, due through 2017
Long-term debt, components
Total debt	$ 10,815		15,840
Interest rate terms
Stated interest rate (as a percent)	5.00%
Pollution control revenue bonds, Moffat County, CO Variable Rate Demand Series 2009, due 2036
Long-term debt, components
Total debt	$ 46,800	$ 46,800	46,800
Interest rate terms
Average interest rate (as a percent)	0.06%
Springerville certificates, Series A, 6.04%, due through 2018
Long-term debt, components
Total debt	$ 89,968		124,779
Interest rate terms
Stated interest rate (as a percent)	6.04%
Springerville certificates, Series B, 7.14%, due through 2033
Long-term debt, components
Total debt	$ 405,000		405,000
Interest rate terms
Stated interest rate (as a percent)	7.14%
Colowyo Bonds
Long-term debt, components
Total debt	$ 7,693		15,899
Interest rate terms
Stated interest rate (as a percent)	10.19%
Other
Long-term debt, components
Total debt	$ 1,683		$ 2,536